Schedule of Intangible Assets (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Cost	$ 3,270,456	$ 3,270,456
Accumulated amortization	2,859,008	2,668,737
Net book value	411,448	601,719
Ad Tech Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,877,415	1,877,415
Accumulated amortization	1,877,415	1,814,835
Net book value		62,580
Kidoz OS Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	31,006	31,006
Accumulated amortization	31,006	31,006
Net book value
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,362,035	1,362,035
Accumulated amortization	950,587	822,896
Net book value	$ 411,448	$ 538,139